Quarterly Holdings Report
for
Fidelity Advisor® Diversified International Fund
July 31, 2023
ADIF-NPRT3-0923
1.804845.119
Common Stocks - 95.2%
	Shares	Value ($) (000s)
Australia - 1.4%
Aristocrat Leisure Ltd.	135,731	3,586
Flutter Entertainment PLC (a)	30,912	6,153
Glencore PLC	1,944,230	11,824
TOTAL AUSTRALIA		21,563
Belgium - 0.9%
KBC Group NV	179,741	13,528
Brazil - 0.1%
XP, Inc. Class A (a)	81,700	2,207
Canada - 6.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	174,790	8,849
Cameco Corp.	122,206	4,296
Canadian Natural Resources Ltd.	263,960	16,052
Canadian Pacific Kansas City Ltd.	97,998	8,064
Constellation Software, Inc.	7,474	15,791
Franco-Nevada Corp.	57,755	8,428
GFL Environmental, Inc.	275,636	9,410
Imperial Oil Ltd.	117,446	6,327
Ivanhoe Mines Ltd. (a)	147,800	1,567
Lumine Group, Inc.	22,419	356
MEG Energy Corp. (a)	169,000	3,013
Thomson Reuters Corp.	45,011	6,076
Tourmaline Oil Corp.	132,283	6,856
TOTAL CANADA		95,085
China - 1.8%
Anta Sports Products Ltd.	331,546	3,881
Chervon Holdings Ltd.	455,200	1,704
Kweichow Moutai Co. Ltd. (A Shares)	15,676	4,127
Li Ning Co. Ltd.	596,452	3,595
NXP Semiconductors NV	59,802	13,335
TOTAL CHINA		26,642
Denmark - 3.5%
Carlsberg A/S Series B	42,007	6,300
DSV A/S	91,903	18,401
Novo Nordisk A/S Series B	170,924	27,562
TOTAL DENMARK		52,263
France - 10.3%
Air Liquide SA	71,626	12,878
Airbus Group NV	107,049	15,768
AXA SA	303,507	9,329
BNP Paribas SA	211,967	13,979
Capgemini SA	76,628	13,886
Edenred SA	53,876	3,500
EssilorLuxottica SA	73,940	14,872
Legrand SA	78,307	7,845
LVMH Moet Hennessy Louis Vuitton SE	44,764	41,575
Pernod Ricard SA	79,009	17,426
Sartorius Stedim Biotech	7,836	2,451
TOTAL FRANCE		153,509
Germany - 5.8%
Allianz SE	79,997	19,119
Bayer AG	60,369	3,531
Deutsche Borse AG	48,224	9,240
DHL Group	273,355	14,042
Hannover Reuck SE	40,435	8,632
Infineon Technologies AG	184,198	8,093
Merck KGaA	68,826	12,093
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,850	7,477
Siemens Healthineers AG (b)	80,152	4,655
TOTAL GERMANY		86,882
Greece - 0.2%
Piraeus Financial Holdings SA (a)	691,000	2,611
Hong Kong - 1.8%
AIA Group Ltd.	2,343,162	23,443
Prudential PLC	209,042	2,903
TOTAL HONG KONG		26,346
India - 3.5%
Axis Bank Ltd.	402,300	4,666
Fairfax India Holdings Corp. (a)(b)	181,806	2,591
HDFC Bank Ltd.	1,603,800	32,201
HDFC Standard Life Insurance Co. Ltd. (b)	62,700	493
Jio Financial Services Ltd. (c)	346,175	1,102
Reliance Industries Ltd.	346,175	10,731
TOTAL INDIA		51,784
Indonesia - 1.0%
PT Bank Central Asia Tbk	12,214,857	7,391
PT Bank Rakyat Indonesia (Persero) Tbk	21,254,394	7,963
TOTAL INDONESIA		15,354
Ireland - 1.1%
CRH PLC	78,518	4,677
Kingspan Group PLC (Ireland)	92,328	7,411
Ryanair Holdings PLC sponsored ADR (a)	43,703	4,481
TOTAL IRELAND		16,569
Israel - 0.6%
NICE Ltd. sponsored ADR (a)	38,914	8,477
Italy - 1.4%
FinecoBank SpA	522,879	8,115
UniCredit SpA	483,729	12,248
TOTAL ITALY		20,363
Japan - 16.7%
Bandai Namco Holdings, Inc.	134,515	3,039
BayCurrent Consulting, Inc.	89,500	2,886
Daikin Industries Ltd.	24,351	4,924
Fast Retailing Co. Ltd.	5,900	1,475
FUJIFILM Holdings Corp.	166,511	9,653
Fujitsu Ltd.	28,534	3,687
Hitachi Ltd.	382,868	25,023
Hoya Corp.	207,682	24,131
IHI Corp.	19,300	474
Itochu Corp.	408,778	16,522
Keyence Corp.	36,691	16,444
Minebea Mitsumi, Inc.	572,111	10,568
Misumi Group, Inc.	248,191	4,526
Nomura Research Institute Ltd.	155,908	4,430
ORIX Corp.	502,829	9,653
Persol Holdings Co. Ltd.	333,556	6,584
Relo Group, Inc.	250,229	3,451
Renesas Electronics Corp. (a)	134,931	2,603
Resona Holdings, Inc.	237,500	1,293
Seven & i Holdings Co. Ltd.	141,824	5,875
Shin-Etsu Chemical Co. Ltd.	659,469	21,726
SMC Corp.	23,975	12,496
Sony Group Corp.	200,687	18,798
Sumitomo Mitsui Financial Group, Inc.	297,158	13,922
Suzuki Motor Corp.	94,401	3,780
TechnoPro Holdings, Inc.	124,400	3,221
TIS, Inc.	141,944	3,595
Tokyo Electron Ltd.	88,819	13,331
TOTAL JAPAN		248,110
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	239,040	13,058
Luxembourg - 0.5%
Eurofins Scientific SA	101,042	6,952
Netherlands - 6.1%
Adyen BV (a)(b)	2,885	5,355
Argenx SE (a)	15,148	7,629
ASML Holding NV (depository receipt)	61,004	43,700
BE Semiconductor Industries NV	32,944	3,936
IMCD NV	73,234	11,108
Wolters Kluwer NV	147,105	18,471
TOTAL NETHERLANDS		90,199
Spain - 1.9%
Amadeus IT Holding SA Class A	71,074	5,097
Banco Santander SA (Spain)	1,646,665	6,673
CaixaBank SA	2,039,605	8,251
Industria de Diseno Textil SA	223,072	8,539
TOTAL SPAIN		28,560
Sweden - 1.7%
Indutrade AB	561,726	11,788
Investor AB (B Shares)	673,741	13,758
Kry International AB (a)(c)(d)	332	19
TOTAL SWEDEN		25,565
Switzerland - 1.8%
Compagnie Financiere Richemont SA Series A	36,446	5,869
Partners Group Holding AG	2,230	2,501
Sika AG	39,863	12,374
Zurich Insurance Group Ltd.	11,638	5,616
TOTAL SWITZERLAND		26,360
Taiwan - 1.3%
ECLAT Textile Co. Ltd.	94,000	1,618
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	172,781	17,131
TOTAL TAIWAN		18,749
United Kingdom - 12.9%
3i Group PLC	173,800	4,410
AstraZeneca PLC (United Kingdom)	194,728	27,978
B&M European Value Retail SA	1,757,902	12,480
BAE Systems PLC	1,471,047	17,592
Beazley PLC	569,080	4,006
Big Yellow Group PLC	232,731	3,205
Cab Payments Holdings Ltd.	506,300	1,865
Compass Group PLC	390,993	10,173
Diageo PLC	337,942	14,749
Entain PLC	201,794	3,589
Games Workshop Group PLC	24,397	3,648
Hiscox Ltd.	596,225	8,256
JD Sports Fashion PLC	1,536,981	3,111
London Stock Exchange Group PLC	102,100	11,088
RELX PLC (Euronext N.V.)	670,357	22,502
Rentokil Initial PLC	1,599,403	13,042
S4 Capital PLC (a)	481,291	652
Sage Group PLC	245,200	2,947
Smith & Nephew PLC	606,387	9,225
Standard Chartered PLC (United Kingdom)	651,384	6,248
Starling Bank Ltd. Series D (a)(c)(d)	1,191,700	5,337
WPP PLC	524,269	5,724
TOTAL UNITED KINGDOM		191,827
United States of America - 10.8%
Aon PLC	22,212	7,075
Experian PLC	183,255	7,082
Ferguson PLC	89,956	14,436
ICON PLC (a)	35,905	9,027
IQVIA Holdings, Inc. (a)	30,187	6,755
Linde PLC	62,507	24,420
Marsh & McLennan Companies, Inc.	67,944	12,802
Marvell Technology, Inc.	182,478	11,885
MasterCard, Inc. Class A	23,392	9,223
Nestle SA (Reg. S)	246,404	30,189
S&P Global, Inc.	30,338	11,969
Schlumberger Ltd.	284,175	16,579
TOTAL UNITED STATES OF AMERICA		161,442
Zambia - 0.8%
First Quantum Minerals Ltd.	400,548	11,880
TOTAL COMMON STOCKS (Cost $922,707)		1,415,885

Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (a)(c)(d)	10,541	1,380
United States of America - 0.3%
Wasabi Holdings, Inc.:
Series C (a)(c)(d)	372,910	4,344
Series D (c)(d)	39,419	585
		4,929
TOTAL CONVERTIBLE PREFERRED STOCKS		6,309
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(c)(d)	1,920	108
TOTAL PREFERRED STOCKS (Cost $8,229)		6,417

Money Market Funds - 4.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (e) (Cost $67,385)	67,371,569	67,385

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $998,321)	1,489,687
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,784)
NET ASSETS - 100.0%	1,487,903

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,094,000 or 0.9% of net assets.

(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,773,000 or 0.8% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	2,739

Kry International AB	5/14/21	144

Kry International AB Series E	5/14/21	878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,274

Wasabi Holdings, Inc. Series C	3/31/21	4,052

Wasabi Holdings, Inc. Series D	9/09/22	560

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	65,850	134,259	132,724	2,001	-	-	67,385	0.2%
Fidelity Securities Lending Cash Central Fund 5.32%	30,934	188,915	219,849	104	-	-	-	0.0%
Total	96,784	323,174	352,573	2,105	-	-	67,385

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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